IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 22.3	$ 23.9	$ 9.5
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	18.2	23.0	15.8
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.2	8.8	13.5
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.7	3.0	1.5
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.8	12.0	16.7
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.6	4.4	3.5
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.6	5.1	5.3
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(28.8)	(32.4)	(46.8)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	34.1
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	24.9
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	14.9
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	26.3
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	19.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.3
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.5
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.7
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.0
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.7
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	0.2
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.2
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.5
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.2
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	21.7	19.0	11.2	$ 20.3	$ 14.7
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	17.7	27.8	18.5	22.7	17.1
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.1	10.0	13.5	10.1	13.5
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.2	2.2	2.9	4.7	4.0
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.7	11.1	10.3	8.9	8.8
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.4	6.5	2.7	5.4	2.7
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.4	5.0	5.4	5.2	5.7
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (29.8)	$ (43.6)	$ (42.1)	$ (36.7)	$ (37.1)